SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accrued Expenses And Other Current Liablities
Clinical trials accrued expenses	$ 3,936	$ 231
Patents and other research accruals	83	302
Payroll expenses	196	149
Building and office expenses	373	337
Professional and consultants’ expenses	455	839
Tax expenses	291	305
Deferred grant income	57	82
Short-term finance lease		5
Other accrued expenses	349	307
Accrued expenses and other current liabilities	$ 5,740	$ 2,557